Warrants	6 Months Ended
Jun. 30, 2022
Warrants
Warrants

15. Warrants

A continuity of the Company’s outstanding share purchase warrants for the six months ended June 30, 2022 and the year ended December 31, 2021 is presented below:

	Number of warrants	Weighted average exercise price
Outstanding, December 31, 2020	35,865,312	0.10
Issued	14,017,663	0.10
Exercised	(31,270,314)	0.09
Expired	(10,768,332)	0.13
Outstanding, December 31, 2021	7,844,329	$0.10
Issued	103,310,189	0.36
Exercised	(451,250)	0.08
Outstanding, June 30, 2022	110,703,268	$0.34

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the six months ended June 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

15. Warrants (continued)

At June 30, 2022, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
1,000,000	0.16 USD	March 4, 2023
50,000	0.32 USD	June 6, 2023
2,124,999	0.08 USD	September 8, 2023
1,200,000	0.10 USD	September 8, 2023
2,358,080	0.08 USD	September 8, 2023
660,000	0.10 USD	September 30, 2023
21,705,438	0.35 USD	March 15, 2024
3,393,939	0.35 USD	March 16, 2024
2,954,545	0.35 USD	March 17, 2024
10,614,123	0.35 USD	March 18, 2024
21,469,254	0.35 USD	March 24, 2024
2,653,000	0.35 USD	March 28, 2024
36,268,450	0.39 USD	June 29, 2025
4,251,440	0.24 USD	June 29, 2025
110,703,268

As at June 30, 2022, the weighted average remaining contractual life of outstanding warrants is 2.03 years.

As at December 31, 2021, the Company had 3,776,249 warrants issued in connection with private placements, or debt settlements. The exercise price of such warrants was denominated in CAD other than the functional currency prior to January 1, 2022. As such the warrants were classified as derivate liabilities with a fair value of $472,899. As a result of the change in functional currency of the Company to CAD on January 1, 2022, such warrants were reclassified to equity.

Due to the change in functional currency of the Company, 4,068,080 warrants with a carrying value of $163,162 were reassessed to be derivative liabilities as the exercise prices are denominated in USD other than the new functional currency. Immediately before the reclassification, the fair value of the warrants were remeasured using the Black-Scholes option pricing model, with the following assumptions (weighted average): expected dividend yield - 0%, expected volatility - 159%, risk-free interest rate – 0.89% and an expected remaining life – 1.56 years. The Company recognized a loss in fair value change on the derivative liabilities of $288,618 on January 1, 2022. As at June 30, 2022, the fair value of the warrants were remeasured at $516,903 using Black-Scholes option pricing model, with the following assumptions (weighted average): expected dividend yield - 0%, expected volatility - 135%, risk-free interest rate – 3.05% and an expected remaining life ranging from 0.68 – 1.25 years. The Company recognized a loss on fair value change of $356,200 for the six months ended June 30, 2022.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the six months ended June 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

15. Warrants (continued)

The following is a continuity of the Company’s derivative warrant liability:

Total
Balance, January 1 and December 31, 2020	$1,804,572
Issued during the period	621,500
Extinguished during the period	(479,535)
Change in fair value of derivative	(1,473,638)
Balance, December 31, 2021	$472,899
Effect of change in functional currency	(309,737)
Change in fair value of derivative	361,170
Foreign currency translation	(7,429)
Balance, June 30, 2022	$516,903

In connection with the private placements in March, 2022, the Company issued warrants and finder’s warrants for a total number of 62,790,299 (Note 13). As the fair value of the common shares on the closing dates of the private placements were greater than the unit subscription price, no residual value was assigned to any of the warrants. The fair values for finder’s warrants granted during the current period, have been estimated using the Black-Scholes option pricing model using the following assumptions:

2022
Risk-free interest rate	1.21 – 1.30%
Expected life (years)	2
Expected volatility	154%
Dividend yield	0%
Share price	$0.24 - $.031 CAD

During the six months ended June 30, 2022, 451,250 warrants were exercised at $0.10 CAD for gross proceeds of $45,125 ($35,813 USD).